Credit Quality of Financing Receivables and the Allowance for Credit Losses - Additional Information (Detail) ¥ in Millions	Dec. 31, 2019 JPY (¥) Property	Mar. 31, 2019 JPY (¥) Property
Receivables [Abstract]
Number of foreclosed residential real estate properties | Property	0	0
Residential mortgage loans in process of foreclosure | ¥	¥ 323	¥ 251